Document and Entity Information	Oct. 29, 2025
Document Information [Line Items]
Entity Central Index Key	0000851205
Amendment Flag	true
Amendment Description	Cognex Corporation (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K (the “Original Form 8-K”) filed with the Securities and Exchange Commission (the “Commission”) on November 3, 2025, to report that Grant Thornton LLP (“GT”) has completed its audit services for the fiscal year ended December 31, 2025 and to update the disclosures required by Item 304 of Regulation S-K through the effective date of GT’s dismissal. As disclosed in the Original Form 8-K, KPMG LLP (“KPMG”) was selected as the Company’s independent registered public accounting firm for the Company’s fiscal year ending December 31, 2026.